Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We maintain various cybersecurity measures and protocols to safeguard our systems and data and continuously monitor and assess potential threats to pre-emptively address any emerging cyber risks. We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems, data encryption, cybersecurity training and security awareness campaigns through direct mail, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders. Our cybersecurity risk management processes share common methodologies, reporting channels and governance processes with our broader risk management processes. By embedding cybersecurity risk management into and aligning it with our broader risk management processes, we aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

We engage assessors, consultants, auditors, and other third-party specialists to enhance the effectiveness of our cybersecurity processes, augment our internal capabilities, validate our controls, and stay abreast of evolving cybersecurity risks and best practices.

We have not detected any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Responsibility for overseeing cybersecurity risks is integrated into the purview of the Information Technology and Cybersecurity Department of Castor Ships (the “ITC Department”), our commercial and technical co-manager. The ITC Department is responsible for monitoring, detecting and assessing cybersecurity risks and incidents at the parent company, subsidiary and vessel level. The ITC Department provides these services to us pursuant to the Master Management Agreement.

We also utilize third-party service providers for certain IT-related and other services, where appropriate, to assess, test or otherwise assist with aspects of our security controls. Accordingly, we also implement processes to oversee and identify material cybersecurity risks associated with our utilization of third-party service providers on whom we have a material dependency, such as conducting due diligence assessments to evaluate their cybersecurity measures, data protection practices, and compliance with relevant regulatory requirements.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems, data encryption, cybersecurity training and security awareness campaigns through direct mail, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders. Our cybersecurity risk management processes share common methodologies, reporting channels and governance processes with our broader risk management processes. By embedding cybersecurity risk management into and aligning it with our broader risk management processes, we aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
We have not detected any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]
The ITC Department currently comprises a senior IT professional who has approximately 15 years’ experience in risk management, cybersecurity, and information technology. This individual has, and any future members of the ITC Department are expected to have, credentials relevant to their role, which includes prior experience working in similar roles and formal education (e.g., a Bachelor of Science in information technology fields). The ITC Department is also expected to keep abreast of cybersecurity best practices and procedures. The ITC Department is responsible for assessing, identifying and mitigating material cybersecurity risks, including at a strategic level, monitoring for, defending against and remediating cybersecurity incidents and implementing and making improvements to our overall cybersecurity strategy. The ITC Department utilizes key performance indicators and metrics to monitor their performance and track progress towards goals established by the ITC Department.

As we do not have a dedicated board committee solely focused on cybersecurity, our full Board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets. Our cybersecurity strategy was developed by the ITC Department and approved by senior management. The Board receives periodic reports and presentations on cybersecurity risks from the ITC Department, including regarding recent incidents or breaches (if any), vulnerabilities, mitigation strategies and the overall effectiveness of our cybersecurity program. These reports highlight significant or emerging cybersecurity threats, their potential impact on the organization, ongoing initiatives to mitigate risks and any proposed actions or investments required to enhance our cybersecurity posture.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As we do not have a dedicated board committee solely focused on cybersecurity, our full Board oversees the implementation of our cybersecurity strategy, as well as cybersecurity risks, with the aim of protecting our interests and assets.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board receives periodic reports and presentations on cybersecurity risks from the ITC Department, including regarding recent incidents or breaches (if any), vulnerabilities, mitigation strategies and the overall effectiveness of our cybersecurity program. These reports highlight significant or emerging cybersecurity threats, their potential impact on the organization, ongoing initiatives to mitigate risks and any proposed actions or investments required to enhance our cybersecurity posture.
Cybersecurity Risk Role of Management [Text Block]
Responsibility for overseeing cybersecurity risks is integrated into the purview of the Information Technology and Cybersecurity Department of Castor Ships (the “ITC Department”), our commercial and technical co-manager. The ITC Department is responsible for monitoring, detecting and assessing cybersecurity risks and incidents at the parent company, subsidiary and vessel level. The ITC Department provides these services to us pursuant to the Master Management Agreement.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Responsibility for overseeing cybersecurity risks is integrated into the purview of the Information Technology and Cybersecurity Department of Castor Ships (the “ITC Department”), our commercial and technical co-manager. The ITC Department is responsible for monitoring, detecting and assessing cybersecurity risks and incidents at the parent company, subsidiary and vessel level. The ITC Department provides these services to us pursuant to the Master Management Agreement.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The ITC Department currently comprises a senior IT professional who has approximately 15 years’ experience in risk management, cybersecurity, and information technology. This individual has, and any future members of the ITC Department are expected to have, credentials relevant to their role, which includes prior experience working in similar roles and formal education (e.g., a Bachelor of Science in information technology fields).
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The ITC Department utilizes key performance indicators and metrics to monitor their performance and track progress towards goals established by the ITC Department.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true